Trade Payables and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Trade Payables and Other Current Liabilities

	As at June 30,	As at December 31,
(€’000)	2023	2022

Total Trade payables	3 411	4 752
Social security	128	94
Payroll accruals	613	1 294
Onerous contracts – current liabilities	314	2 113
Other current grant liabilities	323	889
Others	355	710
Total Other current liabilities	1 733	5 100

Total Trade payables and other current liabilities	5 144	9 852